EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with (i) information regarding an additional portfolio manager for the EQ/JPMorgan Value Opportunities Portfolio; and (2) a change to certain risk disclosure for each Portfolio.

Information Regarding

EQ/JPMorgan Value Opportunities Portfolio

The following information is added to the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: J.P. Morgan Investment Management, Inc. (“JP Morgan”).

Name	Title	Date Began Managing the Portfolio
Scott Blasdell	Managing Director of JP Morgan	May 2013

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Information regarding “Market Risk” in the section of the Prospectus entitled “More Information on Strategies, Risks & Benchmarks – Risks – General Investment Risks” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

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The following information is added to the section of the Prospectus entitled: “Management of the Trust – the Advisers – J.P. Morgan Investment Management Inc. (“JP Morgan”):

Scott Blasdell, Managing Director of JP Morgan, is a portfolio manager on the U.S. Equity Team. An employee of JP Morgan since 1999, Mr. Blasdell focuses on JP Morgan’s Disciplined Equity and Large Cap Value strategies. Previously, he was the portfolio manager of JP Morgan’s REIT strategies.

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EQ ADVISORS TRUSTSM – ALL ASSET ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the All Asset Allocation Series Portfolios. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to certain risk disclosure.

Information regarding “Market Risk” in the section of the Prospectus entitled “More About Investment Strategies, Risks and the Underlying Portfolios and Underlying ETFs – General Risks of the Portfolios and the Underlying Portfolios and Underlying ETFs” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

EQ ADVISORS TRUSTSM – EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the EQ/Franklin Templeton Allocation Portfolio. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to certain risk disclosure.

Information regarding “Market Risk” in the section of the Prospectus entitled “More About Investment Strategies and Risks – General Risks” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the Tactical Manager Portfolios. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to certain risk disclosure.

Information regarding “Market Risk” in the section of the Prospectus entitled “More Information on Strategies, Risks and Benchmarks – Risks – General Investment Risks” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

EQ ADVISORS TRUSTSM – EQ/INTERNATIONAL ETF PORTFOLIO

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the EQ/International ETF Portfolio. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to certain risk disclosure.

Information regarding “Market Risk” in the section of the Prospectus entitled “More About Investment Strategies, Risks, Benchmarks and the Underlying ETFs – General Investment Risks” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

EQ ADVISORS TRUSTSM – AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED MAY 1, 2013 TO THE PROSPECTUS DATED MAY 1, 2013

This Supplement updates certain information contained in the Prospectus dated May 1, 2013 of EQ Advisors Trust (“Trust”) regarding the AXA Strategic Allocation Series Portfolios. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to certain risk disclosure.

Information regarding “Market Risk” in the section of the Prospectus entitled “More About Investment Strategies, Risks & Benchmarks – Risks – General Risks of AXA Strategic Allocation Series Portfolios and the Underlying Portfolios” hereby is deleted and replaced with the following:

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 1, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2013. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding an additional Portfolio Manager to the EQ/JPMorgan Value Opportunities Portfolio.

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Information contained in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/JPMorgan Value Opportunities Portfolio” hereby is revised to include the following information relating to Scott Blasdell.

EQ/JPMorgan Value Opportunities Portfolio (“Fund”)

Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of February 28, 2013

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
J.P. Morgan Investment Management Inc. (“Adviser”)

Scott Blasdell	8	$2.5 Billion	3	$335 Million	7	$5 Billion	0	N/A	1	$736 Million	2	$293 Million

Ownership of Securities of the Fund as of February 28, 2013

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001-$500,000	$500,000-$1,000,000	over $1,000,000
Scott Blasdell	X

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